Note 5 - Related Party Transactions	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Management Companies which are controlled by members of the Pittas family, whereby the Management Companies provide technical and commercial vessel management for a fixed daily fee of Euro
685
for both
2016
and
2017
under the Company’s Master Management Agreement (see below) in the case of Eurobulk, or, under a direct management agreement with two
of Company’s vessel owing subsidiaries in the case of Eurobulk FE. Vessel management fees paid to the Management Companies amounted to
$1,584,385
and
$1,763,084
in the
six
-month periods ended
June 30, 2016
and
2017,
respectively.

On
November 29, 2016,
Euroseas signed an agreement with Colby Trading Ltd, a company affiliated with its CEO, to draw a
$2
million loan to finance working capital needs. Interest on the loan was
10%
per annum payable quarterly. The Company repaid the loan on
February 28, 2017
and paid
$50,556
for interest. In
March 2017,
the Company received a commitment by Colby Trading Ltd to provide financing of up to
$4.00
million on terms to be mutually agreed to fund the Company's working capital requirements and capital commitments for the period through
December 2018,
if needed.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to our subsidiaries. For the six
months ended
June 30, 2016
and
June 30, 2017,
compensation paid to the Management Company for such additional services to the Company was
$1,000,000
.
This amount is included in the general and administrative expenses.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Companies during the normal course of operations for which a right of offset exists. As of
December 31, 2016
the amount due to related companies was
$11,539.
As of
June 30, 2017,
the amount due from related companies was
$1,636,762.
Based on the Master Management Agreement between the Company and the Management Company and the management agreements with Eurobulk FE, an estimate of the quarter’s operating expenses, expected drydock expenses, vessel management fee and fee for management executive services are to be paid in advance at the beginning of each quarter or at the end of the previous quarter to the Management Companies.

On
June, 2017,
the Company acquired M/V EM Astoria for
$4.75
million. The vessel was acquired from Euromar LLC ("Euromar"), a wholly-owned subsidiary of the Company that previously was partially owned by the Company.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales or acquisition prices and
1.25%
of charter revenues. Commissions on vessel sales amounted to
$53,871
for the sale of M/V Eleni P (the vessel was classified as held for sale as of
December 31, 2016)
and M/V RT Dagr, during the
six
months ended
June 30, 2017.
Eurochart S.A. also received
$90,000
as commission for the acquisition of M/V “Alexandros P.” and another
$44,000
for the acquisition of M/V “Tasos” during the same period. There was no
commission to Eurochart S.A. paid for the acquisition of M/V EM Astoria. Commission on vessel sales amounted to
$27,741
for the sale of M/V “Captain Costas” during the
six
months period ended
June 30, 2016;
Eurochart S.A. also received
$213,500
as commission for the acquisition of M/V “Xenia” during the same period. Commissions to Eurochart S.A. for chartering services were
$180,828
and
$240,976
for the
six
-month periods ended
June 30, 2016
and
2017,
respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on insurance premiums not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$52,348
and
$68,818
in the
first
half of
2016,
respectively. In the
first
half of
2017,
total fees charged by Sentinel and Technomar were
$51,538
and
$66,167,
respectively. These amounts are recorded in “Vessel operating expenses” under “Operating expenses”.

Related party revenue amounting to
$120,000
for the
six
-month periods ended
June 30, 2016
and
2017
relates to fees received from Euromar LLC (“Euromar”), a joint venture of the Company (see below Note
11
), for strategic, financial, reporting and various administrative services provided by Euroseas